Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000028811
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 9,359	$ 9,425	$ 9,894	$ 8,827	$ 6,169	$ 6,631	$ 6,853	$ 7,063	$ 6,891	$ 7,063	$ 9,527
C000028812
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 9,105	9,238	9,775	8,784	6,197	6,694	6,990	7,237	7,127	7,347	10,000
C000028810
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 10,061	10,108	10,587	9,418	6,571	7,043	7,271	7,456	7,263	7,426	10,000
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 9,921	10,040	10,347	9,309	6,467	7,087	7,275	7,404	7,234	7,428	10,000
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 9,921	10,040	10,347	9,309	6,467	7,087	7,275	7,404	7,234	7,428	10,000
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 9,921	$ 10,040	$ 10,347	$ 9,309	$ 6,467	$ 7,087	$ 7,275	$ 7,404	$ 7,234	$ 7,428	$ 10,000